Investments (Related Party Invesment Transactions - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																12 Months Ended																			12 Months Ended						3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2012 Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2011 Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2013 Other invested assets [Member]	Dec. 31, 2012 Other invested assets [Member]	Dec. 31, 2011 Other invested assets [Member]	Dec. 31, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2013 Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2012 Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2013 Affiliated Entity [Member] Other invested assets [Member]	Dec. 31, 2012 Affiliated Entity [Member] Other invested assets [Member]	Dec. 31, 2013 Exeter Reassurance Company [Member] Other invested assets [Member]	Dec. 31, 2013 Related Party Loan One [Member] Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2012 Related Party Loan One [Member] Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2013 Related Party Loan Two [Member] Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2012 Related Party Loan Two [Member] Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2013 Related Party Loan Three [Member] Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2012 Related Party Loan Three [Member] Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2013 Related Party Loan Four [Member] Affiliated Entity [Member] Other invested assets [Member]	Dec. 31, 2012 Related Party Loan Four [Member] Affiliated Entity [Member] Other invested assets [Member]	Dec. 31, 2013 Related Party Loan Five [Member] Affiliated Entity [Member] Other invested assets [Member]	Dec. 31, 2012 Related Party Loan Five [Member] Affiliated Entity [Member] Other invested assets [Member]	Dec. 31, 2013 Related Party Loans Issued in 2013 [Member] Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Related Party Loans Issued in 2013 [Member] Affiliated Entity [Member] Commercial mortgage loans portfolio segment [Member]	Dec. 31, 2013 Parent Company [Member] Affiliated Entity [Member]	Dec. 31, 2013 Parent Company [Member] Exeter Reassurance Company [Member] Other invested assets [Member]	Dec. 31, 2013 MetLife Investors USA Insurance Company [Member] Exeter Reassurance Company [Member] Other invested assets [Member]	Dec. 31, 2013 Loan Purchase Commitments [Member] Affiliated Entity [Member]	Jul. 08, 2013 Loan Purchase Commitments [Member] Affiliated Entity [Member]	Dec. 31, 2013 Loan Purchase Commitments [Member] Parent Company [Member] Affiliated Entity [Member]	Jul. 08, 2013 Loan Purchase Commitments [Member] Parent Company [Member] Affiliated Entity [Member]	Dec. 31, 2013 Loan Purchase Commitments [Member] MetLife Investors USA Insurance Company [Member] Affiliated Entity [Member]	Jul. 08, 2013 Loan Purchase Commitments [Member] MetLife Investors USA Insurance Company [Member] Affiliated Entity [Member]	Mar. 31, 2014 Subsequent Event [Member] Parent Company [Member] Affiliated Entity [Member]
Related Party Transaction [Line Items]
Foreign Currency Transaction Gain (Loss), Realized		$ 2	$ (7)																										$ 1
Assets Transferred To Affiliates, Estimated Fair Value										874	0	0																					739									448
Assets Transferred From Affiliates, Estimated Fair Value										834	0	33																					751
Related party investment administrative services	68	68	67
Carrying value of related party loans													364	306	430	430	500	110	110	134	136	60	60					60						375	125
Debt Instrument, Face Amount																								125	125	305	305
Debt Instrument, Interest Rate Terms																		one-month LIBOR + 1.95%	one-month LIBOR + 1.95%									one-month LIBOR + 4.50%
Related party net investment income	1			16	17	14	25	25	8								3													1	1
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability																																				1,200	1,800	925	1,300	313	438
Debt Instrument, Periodic Payment, Interest																		$ 1	$ 1	$ 3	$ 3	$ 1	$ 1									$ 1
Debt Instrument, Maturity Date																	Oct. 15, 2015	Jan. 31, 2015	Jan. 01, 2015	Jan. 31, 2020	Jan. 01, 2020	Jan. 31, 2020	Jan. 01, 2020	Jul. 15, 2021	Jul. 15, 2021	Dec. 16, 2021	Dec. 16, 2021	Jan. 31, 2017								Dec. 31, 2014
Debt Instrument, Frequency of Periodic Payment																	semi-annually	quarterly	quarterly	quarterly	quarterly	quarterly	quarterly			semi-annually	semi-annually	quarterly
Debt Instrument, Interest Rate, Stated Percentage																	2.47%			7.26%	7.26%	7.01%	7.01%	5.64%	5.64%	5.86%	5.86%